Share-based payments - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional information related to stock options
Share-based compensation expenses related to share options granted	¥ 1,537,740	¥ 1,509,806	¥ 1,207,581
Fair value of shares vested	¥ 298,114	283,039	261,266
Weighted-average period over which unrecognized compensation cost is to be recognized	1 year
Employees
Additional information related to stock options
Share-based compensation expenses related to share options granted	¥ 298,650	283,630	¥ 261,869
Executives and employees
Additional information related to stock options
Unrecognized compensation cost related to unvested share options granted	¥ 304,593	¥ 586,401